SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Plant, Equipment And Mining Properties - Mexico	$ 50,260	$ 43,812
Plant, Equipment And Mining Properties - Canada	222	244
Total Plant, Equipment And Mining Properties	$ 50,482	$ 44,056